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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Sanderson Asset Management Limited
Address:    Heathcoat House
            20 Savile Row, 6th Floor
            London W1S 3PR, United Kingdom

Form 13F File Number:  28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Richard Cawdron
Title:   Director
Phone:   001-312-262-0390

Signature, Place, and Date of Signing:

    /s/ Richard Cawdron            London, United Kingdom           10/13/11   .
---------------------------   -------------------------------   ---------------
        [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:         153,774
                                             (thousands)

List of Other Included Managers:  NONE

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                           FORM 13F INFORMATION TABLE

     Column 1          Column 2   Column 3    Column 4        Column 5         Column 6    Column 7             Column 8
--------------------  ---------  ----------  ---------  --------------------  ----------  ----------  ------------------------------
                                                                                                              VOTING AUTHORITY
      NAME OF          TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER     ------------------------------
      ISSUER            CLASS      CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS      SOLE      SHARED     NONE
--------------------  ---------  ----------  ---------  ----------- --- ----  ----------  ----------  ----------  --------  --------
TAIWAN SEMICONDUCTOR  Sponsored
  MFG LTD                ADR      874039100    153,774   13,453,582  SH          SOLE                 13,453,582      0        0